Consolidated Statements of Operations (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Earned revenue	$ 28,221,569	$ 15,956,097
Cost of earned revenue	24,050,197	12,806,767
Gross profit	4,171,372	3,149,330
Warehouse and other operating expenses	864,359	732,196
General and administrative expenses	2,385,900	1,226,102
Total operating expenses	3,250,259	1,958,298
Operating income	921,113	1,191,032
Other income (expenses)
Interest expense	(244,068)	(134,810)
Income before income taxes	677,045	1,056,222
Provision for income taxes	1,104,840	250
Net (loss) income	(427,795)	1,055,972
Pro forma information
Net (loss) income	677,045	1,056,222
Income tax expense	187,677	292,785
Net Income	$ 489,368	$ 763,437
Weighted average shares outstanding
Basic	4,447,681	3,234,501
Diluted	4,447,681	3,234,501
Basic	$ (0.10)	$ 0.33
Diluted	$ (0.10)	$ 0.33